Share Capital - Performance Share Unit Plan, Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transfer of PSU from equity reserves to liabilities	$ 0	$ 9,389
Share-based compensation	$ 7,931	7,848
Performance share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares to be received per unit	1
Vesting period	3 years
Share-based compensation	$ 3,158	4,124
Fair value of liability	$ 5,900	$ 5,800
Performance share unit plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	0.00%
Performance share unit plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	200.00%